Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) Before Income Taxes:
Income (loss) before income taxes	$ 63,403,149	$ 61,949,434	$ (70,256,226)
Current Tax
Current Tax	26,767,905	44,422,055	16,813,520
Deferred Tax
Deferred taxes	(11,867,112)	(30,745,061)	(15,644,866)
Income tax expense (benefit)	14,900,793	13,676,994	1,168,654
The PRC
Income (loss) Before Income Taxes:
Income (loss) before income taxes	107,163,481	125,404,634	(32,340,085)
Current Tax
Current Tax	26,698,260	44,386,281	16,813,520
Deferred Tax
Deferred taxes	(11,867,112)	(30,745,061)	(15,644,866)
Outside of the PRC
Income (loss) Before Income Taxes:
Income (loss) before income taxes	(43,760,332)	(63,455,200)	(37,916,141)
Current Tax
Current Tax	$ 69,645	$ 35,774